Segment Information - Summary of Financial Data for Company's Reportable Business Segments (Detail) - USD ($) $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 28, 2015		Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014		Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Total revenue	$ 193,987		$ 334,086	$ 394,759	$ 324,295	$ 151,091		$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 1,204,231	$ 916,201	$ 926,254
Total capital expenditures	17,708					19,941						76,162	65,999	45,488
Income (loss) from continuing operations before taxes	(84,305)					(53,644)						(13,336)	(105,798)	(50,951)
Total assets	2,018,254		1,729,777					1,247,794				1,729,777	1,247,794	1,284,479
Interest expense	24,109					18,819						86,742	56,443	58,079
Depreciation, depletion, amortization and accretion	26,126					19,356						87,826	72,934	68,290
Goodwill impairment													68,202
Loss on debt financings	799												3,115	9,469
West Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment													53,264
East Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment													14,938
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	16,817					18,784						71,629	62,639	44,725
Total assets	1,684,802		1,703,713					1,233,451				1,703,713	1,233,451	1,262,721
Depreciation, depletion, amortization and accretion	25,637					19,051						86,358	72,468	68,209
Operating Segments [Member] | Aggregates [Member]
Segment Reporting Information [Line Items]
Total revenue	52,337	[1]				31,550	[1]					229,047	159,019	146,991
Operating Segments [Member] | Cement [Member]
Segment Reporting Information [Line Items]
Total revenue	11,819	[1]				7,707	[1]					89,911	76,211	77,676
Operating Segments [Member] | Ready Mixed Concrete [Member]
Segment Reporting Information [Line Items]
Total revenue	70,088	[1]				42,380	[1]					274,970	112,878	100,941
Operating Segments [Member] | Asphalt [Member]
Segment Reporting Information [Line Items]
Total revenue	20,914	[1]				24,396	[1]					278,867	219,811	242,458
Operating Segments [Member] | Paving And Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue	43,899	[1]				55,857	[1]					528,817	478,280	505,189
Operating Segments [Member] | West Region [Member]
Segment Reporting Information [Line Items]
Total revenue	127,674					94,894						665,716	426,195	484,922
Total capital expenditures	5,419					4,138						31,968	21,856	14,993
Income (loss) from continuing operations before taxes	11,869					1,791						96,133	28,607	14,429
Total assets	760,881		777,981					383,544				777,981	383,544	428,115
Depreciation, depletion, amortization and accretion	12,088					6,747						33,271	24,167	23,771
Operating Segments [Member] | Central Region [Member]
Segment Reporting Information [Line Items]
Total revenue	56,609					47,542						391,553	329,621	302,113
Total capital expenditures	8,624					12,401						32,114	33,030	20,996
Income (loss) from continuing operations before taxes	710					(423)						83,912	72,918	65,767
Total assets	704,314		704,134					657,421				704,134	657,421	610,003
Depreciation, depletion, amortization and accretion	10,072					8,847						38,793	33,808	30,215
Operating Segments [Member] | East Region [Member]
Segment Reporting Information [Line Items]
Total revenue	9,704					8,655						146,962	160,385	139,219
Total capital expenditures	2,774					2,245						7,547	7,753	8,736
Income (loss) from continuing operations before taxes	(7,867)					(9,338)						17,955	15,134	10,782
Total assets	219,607		221,598					192,486				221,598	192,486	224,603
Depreciation, depletion, amortization and accretion	3,477					3,457						14,294	14,493	14,223
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	891					1,157						4,533	3,360	763
Income (loss) from continuing operations before taxes	(9,687)					(7,499)						(36,768)	(24,878)	(15,560)
Total assets	333,452		$ 26,064					$ 14,343				26,064	14,343	21,758
Depreciation, depletion, amortization and accretion	489					305						1,468	466	81
Operating Segment and Corporate and Other [Member]
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before taxes	(4,975)					(15,469)						161,232	91,781	75,418
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Interest expense	24,109					18,819						86,742	56,443	58,079
Depreciation, depletion, amortization and accretion	26,126					19,356						87,826	72,934	68,290
Initial public offering costs	28,296
Goodwill impairment													68,202
Loss on debt financings	799
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenue	$ (5,070)	[1]				$ (10,799)	[1]					$ (197,381)	$ (129,998)	$ (147,001)

[1]	Revenue by product includes intercompany and intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other. Revenue from the liquid asphalt terminals is included in asphalt revenue.